Schedule of estimated useful lives of property and equipment (Details)	Jan. 31, 2026	Apr. 30, 2025
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years	10 years